Related Party Disclosures - Schedule of Other Related Parties (Details) - CLP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Ionix SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	IT support services	IT license services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 141	$ 637
Effect on Income
Effect on Expenses	141	637
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable		$ 61
Servipag Ltda [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Joint venture	Joint venture
Description of the transaction, Type of service	IT support serices	IT support services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 367	$ 386
Effect on Income
Effect on Expenses	367	386
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Servipag Ltda One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Collection services	Collection services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 4,235	$ 4,358
Effect on Income
Effect on Expenses	4,235	4,358
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 387	$ 432
Bolsa de Comercio de Santiago, Bolsa de Valores [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Minority investments	Minority investments
Description of the transaction, Type of service	Service of financial information	Service of financial information
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 356	$ 362
Effect on Income
Effect on Expenses	356	362
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 25	$ 1
Bolsa de Comercio de Santiago, Bolsa de Valores One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Brokerage commission	Brokerage commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 423	$ 344
Effect on Income
Effect on Expenses	423	344
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Bolsa de Comercio de Santiago, Bolsa de Valores Two [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	IT support services	IT support services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 256	$ 289
Effect on Income
Effect on Expenses	256	289
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Enex S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Rent spaces for ATM	Rent spaces for ATM
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 1,740	$ 1,381
Effect on Income
Effect on Expenses	1,740	1,381
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 498	$ 221
Universidad Del Desarrollo [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Advertising service	Loyalty
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 126	$ 115
Effect on Income
Effect on Expenses	126	115
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable		$ 7
Universidad Adolfo Ibañez [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Training	Training
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 272	$ 334
Effect on Income
Effect on Expenses	272	334
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Bolsa Electrónica de Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Minority investments	Minority investments
Description of the transaction, Type of service	Brokerage commission	Brokerage commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 203	$ 141
Effect on Income
Effect on Expenses	203	141
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 1
Bolsa Electrónica de Chile S.A. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Service of financial information	Service of financial information
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 117	$ 84
Effect on Income
Effect on Expenses	117	84
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
DCV Registros de Chile S.A.[Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	IT services	IT services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 294	$ 319
Effect on Income
Effect on Expenses	294	319
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
DCV Registros de Chile S.A. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Electronic transaction management
Redbanc S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Associates	Associates
Description of the transaction, Type of service	Services	Electronic transaction management services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 17,658	$ 15,570
Effect on Income
Effect on Expenses	17,658	15,570
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 1,707	$ 1,589
Redbanc S.A. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	IT proyect services	IT proyect services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 132	$ 542
Effect on Income
Effect on Expenses	132	542
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Redbanc S.A. Two [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Installation services	IT services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 81	$ 330
Effect on Income
Effect on Expenses	81	330
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Redbanc S.A. Three [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Fraud prevention services	Fraud prevention services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 108	$ 82
Effect on Income
Effect on Expenses	108	82
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Redbanc S.A. Four [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	IT services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 442
Effect on Income
Effect on Expenses	442
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Depósito Central de Valores S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Quality control and custodial services	Quality control and custodial services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 833	$ 1,026
Effect on Income
Effect on Expenses	833	1,026
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 90	$ 42
Depósito Central de Valores S.A. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Custodial services	Custodial services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 1,357	$ 1,042
Effect on Income
Effect on Expenses	1,357	1,042
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
CCLV Contraparte Central S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Minority investments	Minority investments
Description of the transaction, Type of service	Brokerage commission	Brokerage commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 352	$ 272
Effect on Income
Effect on Expenses	352	272
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 22
Manantial S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	General expenses	General expenses
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 379	$ 366
Effect on Income
Effect on Expenses	379	366
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Sociedad Operadora de la Cámara de Compensación de Pagos de Alto Valor S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Associates	Associates
Description of the transaction, Type of service	Collection services	Collection services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 881	$ 669
Effect on Income
Effect on Expenses	881	669
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 91	$ 61
Comder Contraparte Central S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Securities clearing services	Securities clearing services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 529	$ 703
Effect on Income
Effect on Expenses	529	703
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Citigroup Global Markets INC [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Brokerage commission	Brokerage commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 387	$ 363
Effect on Income
Effect on Expenses	387	363
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 29
Transbank S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Associates	Associates
Description of the transaction, Type of service	Card processing	Card processing
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 498	$ 580
Effect on Income
Effect on Expenses	498	580
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 97	$ 51
Transbank S.A. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Project consultation	Project consultation
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 114	$ 153
Effect on Income
Effect on Expenses	114	153
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Transbank S.A. Two [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Fraud Prevention services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 87
Effect on Income
Effect on Expenses	87
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Transbank S.A. Three [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Exchange commission	Exchange commission
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 79,025	$ 93,168
Effect on Income	79,025	93,168
Effect on Expenses
Effect on Financial position, Accounts receivable		9
Effect on Financial position, Accounts payable
Centro de Compensación Automatizado S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Associates	Associates
Description of the transaction, Type of service	Fraud Prevention services	Fraud prevention services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 657	$ 553
Effect on Income
Effect on Expenses	657	553
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 333	$ 300
Centro de Compensación Automatizado S.A. Two [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Collection services	Collection services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 187	$ 180
Effect on Income
Effect on Expenses	187	180
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Centro de Compensación Automatizado S.A. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Transfer services	Transfer services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 2,803	$ 2,581
Effect on Income
Effect on Expenses	2,803	2,581
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Artikos Chile S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Joint venture	Joint venture
Description of the transaction, Type of service	IT support services	IT support services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 422	$ 457
Effect on Income
Effect on Expenses	422	457
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 2	$ 19
Artikos Chile S.A. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	IT services	IT services
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 465	$ 383
Effect on Income
Effect on Expenses	465	383
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Citibank N.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Connectivity business commissions	Connectivity business commissions
Description of the transaction, Term	Quarterly	Quarterly
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 8,065	$ 5,867
Effect on Income	8,065	5,867
Effect on Expenses
Effect on Financial position, Accounts receivable	3,272	2,517
Effect on Financial position, Accounts payable
Fundación Teletón [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties
Description of the transaction, Type of service	Advertising services
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 449
Effect on Income
Effect on Expenses	449
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 121
Fundación Teletón One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service	Donations
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 1,599
Effect on Income
Effect on Expenses	1,599
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Canal 13 S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Advertising services	Advertising service
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Monthly
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 202	$ 92
Effect on Income
Effect on Expenses	202	92
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 73	$ 36
Inmobiliaria e Inversiones Capitolio S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties
Description of the transaction, Type of service	Leases
Description of the transaction, Term	30 days
Description of the transaction, Renewal conditions	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes
Amount	$ 84
Effect on Income
Effect on Expenses	84
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Nuevos Desarrollos S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 180	$ 335
Effect on Income
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 496	$ 129
Plaza Vespucio SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 127	$ 82
Effect on Income
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 154	$ 261
Plaza Oeste SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 254	$ 243
Effect on Income
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 810	$ 963
Plaza del Trebol SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 270	$ 292
Effect on Income
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 73	$ 373
Plaza Tobalaba SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 135	$ 128
Effect on Income
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 113	$ 229
Plaza La Serena SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 223	$ 246
Effect on Income
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 543	$ 714
Inmobiliaria Mall Calama S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank	Other related parties	Other related parties
Description of the transaction, Type of service	Financial lease agreements	Financial lease agreements
Description of the transaction, Term	30 days	30 days
Description of the transaction, Renewal conditions	Contract	Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties	Yes	Yes
Amount	$ 141	$ 162
Effect on Income
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable	$ 137	$ 306
Ionix SPA One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service		IT support services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 349
Effect on Income
Effect on Expenses		349
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Servipag Ltda. Two [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service		Software services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 220
Effect on Income
Effect on Expenses		220
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Sistemas Oracle de Chile Ltda. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Other related parties
Description of the transaction, Type of service		IT services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 91
Effect on Income
Effect on Expenses		91
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Sistemas Oracle de Chile Ltda. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service		IT support services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 1,326
Effect on Income
Effect on Expenses		1,326
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Nexus S.A. [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Other related parties
Description of the transaction, Type of service		General income
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 148
Effect on Income		148
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Nexus S.A. One [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service		Card processing
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 3,487
Effect on Income
Effect on Expenses		3,487
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Nexus S.A. Two [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service		IT services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 405
Effect on Income
Effect on Expenses		405
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Nexus S.A. Three [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service		Embossing services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 235
Effect on Income
Effect on Expenses		235
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Nexus S.A. Five [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service		Customer product delivery services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 273
Effect on Income
Effect on Expenses		273
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Nexus S.A. Four [Member]
Disclosure of transactions between related parties [line items]
Description of the transaction, Type of service		Fraud prevention services
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 380
Effect on Income
Effect on Expenses		380
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable
Plaza Antofagasta SPA [Member]
Disclosure of transactions between related parties [line items]
Nature of the relationship with the Bank		Other related parties
Description of the transaction, Type of service		Financial lease agreements
Description of the transaction, Term		30 days
Description of the transaction, Renewal conditions		Contract
Transactions under equivalence conditions to those transactions with mutual independence between the parties		Yes
Amount		$ 87
Effect on Income
Effect on Expenses
Effect on Financial position, Accounts receivable
Effect on Financial position, Accounts payable